Loss per Share and Series A, B & C Warrants	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Loss per Share and Series A, B & C Warrants
11.	Loss per Share and Series A, B & C Warrants

The computation of basic earnings/loss per share is based on the weighted average number of common shares outstanding during the period, as adjusted to reflect the 60-to-1 reverse stock split, the 200-to-1 reverse stock split, the 5,000-to-1 reverse stock split and the 5,000-to-1 reverse split, effective on January 15, 2016, April 14, 2016, February 7, 2017 and February 6, 2018, respectively, on its issued and outstanding common stock.

The computation of the dilutive common shares outstanding does not include the 0.0000002908 Series C Warrants (adjusted to reflect the recent reverse split) outstanding as of December 31, 2017, as the average stock price during the year ended December 31, 2017 was less than their exercise price, thus resulting in an antidilutive effect.

Presented below is a table reflecting the activity in the Series A Warrants, Series B Warrants and Series C Warrants from January 1, 2015 through December 31, 2017:

	Series A Warrants	Series B Warrants	Series C Warrants	Total	Exercise Price
December 31, 2014	0.0000000444	0.0000000088	0.00000032	0.0000003732
Warrants cashlessexercised	(0.0000000444)	(0.0000000088)	(0.0000000024)	(0.0000000556)	$58,500,000,000,000 (Series A&B)
December 31, 2015	—	—	0.0000003176	0.0000003176	$159,750,000,000,000 (Series C)
Warrants cashless exercised	—	—	(0.0000000268)	(0.0000000268)
December 31, 2016	—	—	0.0000002908	0.0000002908
Warrants cashless exercised	—	—	—	—
December 31, 2017	—	—	0.0000002908	0.0000002908

During the year ended December 31, 2017, there were no warrants cashless exercised.

The components of the denominator for the calculation of basic loss per share and diluted loss per share for the years ended December 31, 2017, 2016 and 2015, respectively, are as follows:

	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015
Numerator

Net loss - basic and diluted	$7,121	$(20,511)	$(52,949)
Basic earnings per share denominator:
Weighted average common shares outstanding	144,922	5	—
Diluted earnings per share denominator:
Weighted average common shares outstanding	144,922	5	—
Dilutive common shares:
Options	—	—	—
Warrants	—	—	—
Restricted shares	—	—	—

Dilutive effect	—	—	—

Weighted average common shares - diluted	144,922	5	—

Basic loss per common share	$(49)	$(4,102,200)	$—
Diluted loss per common share	$(49)	$(4,102,200)	$—